Other Non-Current Liabilities - Disclosure of Other Non-Current Liability (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions and other non-current liabilities [line items]
Deferred revenue	₺ 5,838	₺ 22,180
Other	2,522
Other non-current liabilities	769,896	498,059
BeST [member]
Provisions and other non-current liabilities [line items]
Consideration payable in relation to business acquisitions	758,261	₺ 475,879	₺ 359,554
Boyut Enerji
Provisions and other non-current liabilities [line items]
Consideration payable in relation to business acquisitions	₺ 3,275